Restricted Cash (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Restricted Cash [Abstract]
Restricted cash	$ 604,681	$ 4,741,909	$ 15,023,582